Form N-1A Supplement	Nov. 27, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
AAM SLC Low Duration Income ETF (LODI)
(the, “Fund”)

Supplement dated December 16, 2025 to the Summary Prospectus, Prospectus, and Statement of Additional Information (SAI) dated November 27, 2024

The Fund currently has a fee waiver in place that is set to expire on December 31, 2025. At a meeting held on December 9-10, 2025, Advisors Asset Management, Inc., the Fund’s investment adviser, proposed, and the Board of Trustees of ETF Series Solutions approved, to extend the Fund’s current fee waiver until at least February 28, 2027.

Therefore, effective December 31, 2025, Footnote 2 to the Fund’s fee table in the Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

[2] The Fund’s investment adviser, Advisors Asset Management, Inc. (“AAM” or the “Adviser”), has contractually agreed to waive a portion of its management fee equal to 0.24% of the Fund’s average daily net assets on the first $100 million of Fund assets until at least February 28, 2027, unless terminated sooner by, or with the consent of, the Fund’s Board of Trustees.

There are no other changes to the Fund’s fee table as a result of the fee waiver extension.

Additionally, effective December 31, 2025, the fourth paragraph under the heading “Investment Adviser” of the Management section in the Prospectus and the fourth paragraph under the heading “Investment Adviser” under the Investment Adviser and Sub-Adviser section in the SAI are hereby deleted in their entirety and replaced with the following:

AAM has contractually agreed to waive a portion of its management fee equal to 0.24% of the Fund’s average daily net assets on the first $100 million of Fund assets until at least February 28, 2027, unless terminated sooner by, or with the consent of, the Fund’s Board of Trustees.

Please retain this supplement with your Summary Prospectus, Prospectus, and SAI for reference.